Bank Borrowings - Schedule of Bank Borrowings (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Debt Disclosure [Abstract]
Short-term	$ 80,606	487,964	383,083
Long-term, current portion	45,148	273,310	191,473
Total	125,754	761,274	574,556
Long-term, non-current portion	53,682	324,974	300,901
Total bank borrowings	$ 179,436	1,086,248	875,457